Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	40,504,661
Entity Units Outstanding	12,752
Entity Warrants Outstanding	6,025,242

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,846	$ 41,300
Restricted cash, short term portion	21,163	30,640
Accounts receivable, net	5,103	6,478
Prepaid expenses and other current assets	2,683	489
Total current assets	71,795	78,907
Vessels, net	940,738	774,624
Deposits for vessels acquisitions	276,142	245,567
Deferred finance costs net	20,727	24,819
Goodwill	1,579	1,579
Intangible assets - other than goodwill	51,233	59,879
Restricted cash, long-term portion	0	1,574
Other long-term assets	897	1,310
Deferred dry dock and special survey costs, net	7,533	7,210
Total non-current assets	1,298,849	1,116,562
Total assets	1,370,644	1,195,469
Current liabilties
Accounts payable	1,277	1,021
Dividend payable	2,410	2,421
Accrued expenses	12,951	15,492
Due to related parties, short term	27,815	43,616
Deferred revenue	3,651	3,251
Current portion of long-term debt	19,724	11,928
Total current liabilties	67,828	77,729
Long-term debt, net of current portion and premium	974,362	833,483
Loans due to related party	35,000	40,000
Due to related parties, long term	57,701
Other long-term liabilities	204	480
Unfavorable lease terms	4,245	4,928
Total non-current liabilities	1,071,512	878,891
Total liabilities	1,139,340	956,620
Commitments and contingencies	0	0
Series D Convertible Preferred Stock 600 shares issued and outstanding with $6,000 redemption amount	6,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of December 31, 2012 and December 31, 2011	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 40,517,413 shares issued and outstanding as of each of December 31, 2012 and December 31, 2011	4	4
Additional paid-in capital	246,102	255,849
Accumulated Deficit	(20,802)	(17,004)
Total stockholders' equity	225,304	238,849
Total liabilities and stockholders' equity	$ 1,370,644	$ 1,195,469

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Shares Issued	4,540	4,540
Common Stock Shares Authorized	250,000,000	250,000,000
Common Stock Shares Issued	40,517,413	40,517,413
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 151,097	$ 121,925	$ 33,568
Time charter expenses	(2,824)	(3,499)	(355)
Direct vessel expenses	(2,622)	(633)	0
Management fees	(47,043)	(35,679)	(9,752)
General and administrative expenses	(3,853)	(4,241)	(1,902)
Share based compensation	0	0	(2,140)
Transaction costs	0	0	(8,019)
Depreciation and amortization	(49,644)	(38,638)	(10,120)
Prepayment penalties & write-off of deferred finance fees	0	(935)	(5,441)
Interest income	445	1,414	862
Interest expenses and finance cost, net	(49,432)	(43,165)	(10,651)
Other income/(expense), net	78	(406)	404
Net loss	(3,798)	(3,857)	(13,546)
Incremental fair value of securities offered to induce warrants exercise	0	0	(647)
Dividend declared on preferred shares Series B	(108)	(108)	0
Undistributed loss attributable to Series C participating preferred shares	622	587	0
Net loss attributable to common stockholders	$ (3,284)	$ (3,378)	$ (14,193)
Net loss per share, basic	$ (0.08)	$ (0.08)	$ (0.43)
Weighted average number of shares, basic	40,517,413	41,409,433	32,677,318
Net loss per share, diluted	$ (0.08)	$ (0.08)	$ (0.43)
Weighted average number of shares, diluted	40,517,413	41,409,433	32,677,318

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (3,798)	$ (3,857)	$ (13,546)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization	49,644	38,638	10,120
Amortization and write-off of deferred finance cost, net	2,820	3,188	3,456
Amortization of dry dock and special survey costs	2,622	633	0
Non-cash transaction costs	0	0	5,619
Share based compensation	0	0	2,140
Changes in operating assets and liabilities:
(Increase)/decrease in prepaid expenses and other current assets	(2,194)	(1,369)	3,188
Decrease/(increase) in accounts receivable	1,375	(1,999)	(4,479)
Decrease/(increase) in restricted cash	320	(451)	(288)
Decrease/(increase) in other long term assets	413	(1,310)	0
Increase/(decrease) in accounts payable	256	(2,433)	3,398
Decrease/(increase) in accrued expenses	(2,541)	6,273	(4,022)
Payments for dry dock and special survey costs	(2,944)	(7,843)	0
Increase in due to related parties	35,780	33,797	4,390
Increase in deferred revenue	400	486	324
(Decrease)/increase in other long term liabilities	(276)	480	0
Net cash provided by operating activities	81,877	64,233	10,300
Investing Activities
Cash paid for assets acquired, net of cash assumed	0	0	(76,428)
Cash paid for business acquisition, net of cash assumed	0	0	(102,038)
Acquisition of vessels	(83,253)	(140,704)	(89,121)
Deposits for vessel acquisition	(142,119)	(78,495)	(89,843)
Decrease in restricted cash	19,416	3,769	2,335
Acquisition of intangible assets other than goodwill	0	(10,347)	0
Release from trust account	0	0	251,493
Net cash (used in) investing activities	(205,956)	(225,777)	(103,602)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	162,813	252,075	556,671
Loans proceeds from related party, net of deferred finance cost	5,000	33,209	39,600
Deferred underwriter's fee	0	0	(8,855)
Loan repayment to related party	(10,000)	(6,000)	(27,609)
Loan repayments	(13,744)	(126,277)	(412,245)
Net proceeds from warrant exercise	0	0	74,978
Conversion of common stock into cash, upon redemption of common stock	0	0	(99,312)
Dividend paid	(9,759)	(9,790)	0
Increase in restricted cash	(8,685)	(1,733)	(250)
Net proceeds from equity offering	0	0	33,402
Issuance costs for preferred shares	0	0	(1,805)
Net cash provided by financing activities	125,625	141,484	154,575
Net increase/(decrease) in cash and cash equivalents	1,546	(20,060)	61,273
Cash and cash equivalents, beginning of year	41,300	61,360	87
Cash and cash equivalents, end of year	42,846	41,300	61,360
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	47,102	40,672	2,933
Non-cash investing activities
Common stock issued for VLCC acquisition	0	0	10,745
Preferred stock issued for VLCC transaction costs	0	0	5,619
Preferred stock issued for vessel deposits	0	0	1,649
Capitalized financing costs	879	766	320
Due to related party	0	0	480
Release from escrow	0	1,232	0
Non-cash financing activities
Dividends payable	2,410	2,421	2,421
Acquisition of vessels	4,313	2,488	789
Deposits for vessel acqusition	1,848	1,210	390
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	6,000
Initial acquisition of 13 vessels (see note 3)
Restricted cash	0	0	35,596
Deposits for vessel acquisitions	0	0	174,411
Purchase options	0	0	3,158
Debt assumed	0	0	(132,987)
Long term liabilities	0	0	(3,158)
Accrued expenses	0	0	(112)
Total	0	0	76,908
Cash paid, net of cash received of $57	0	0	76,428
Payable to Navios Holdings	0	0	480
Total	0	0	76,908
Purchase price:
Cash consideration	0	0	134,270
Equity issuance	0	0	9,513
Total purchase price	0	0	143,783
Fair value of assets and liabilities acquired:
Vessels	0	0	419,500
Deposits for vessel acquisitions	0	0	62,575
Favorable lease terms	0	0	57,070
Current Assets including cash of $32,232	0	0	35,716
Current liabilities	0	0	(16,387)
Long-term debt assumed (including current portion)	0	0	(410,451)
Unfavorable lease terms	0	0	(5,819)
Fair value of net assets acquired	0	0	142,204
Goodwill	$ 0	$ 0	$ 1,579

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock Amount	Common Stock Amount USD ($)	Additional Paid-in Capital USD ($)	(Accumulated deficit)/Retained Earnings USD ($)
Balance at Dec. 31, 2009	$ 141,990		$ 3	$ 141,588	$ 399
Balance, Number of Shares at Dec. 31, 2009			31,625,000
Common stock redeemed	(1)		(1)
Common stock redeemed, number of common stock			(10,021,399)
Common stock not redeemed	978			978
Directors compensation (290,000 units)	2,140			2,140
Shares Issued from Warrant Tender Program, net	74,978		2	74,976
Shares Issued from Warrant Tender Program, net, number of common stock			18,412,053
Shares issued in business acquisition	10,745			10,745
Shares issued in business acquisition, number of common stock			1,894,918
Preferred Shares issued, net of expenses	5,463			5,463
Preferred Shares issued, net of expenses, number of preferred stock		3,540
Equity offering, net of offering expenses	33,402		1	33,401
Equity offering, net of offering expenses, number of common stock			6,500,000
Dividend declared/paid	(2,421)			(2,421)
Net loss	(13,546)				(13,546)
Balance at Dec. 31, 2010	253,728		5	266,870	(13,147)
Balance, Number of Shares at Dec. 31, 2010		3,540	48,410,572
Common stock exchanged for 1,000 Series C Preferred Shares			(1)	1
Shares reimbursed from escrow in settlement of claim	(1,232)			(1,232)
Shares reimbursed from escrow in settlement of claim			(217,159)
Common stock exchanged for 1,000 Series C Preferred Shares, number of stock		1,000	(7,676,000)
Dividend declared/paid	(9,790)			(9,790)
Net loss	(3,857)				(3,857)
Balance at Dec. 31, 2011	238,849		4	255,849	(17,004)
Balance, Number of Shares at Dec. 31, 2011		4,540	40,517,413
Dividend declared/paid	(9,747)			(9,747)
Net loss	(3,798)				(3,798)
Balance at Dec. 31, 2012	$ 225,304		$ 4	$ 246,102	$ (20,802)
Balance, Number of Shares at Dec. 31, 2012		4,540	40,517,413

Description Of Organization And Business Operations	12 Months Ended
Dec. 31, 2012
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Piraeus, Greece.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition, which constituted its initial business combination (see note 3). Following such transaction, Navios Acquisition commenced its operations as an operating company and was controlled by Navios Holdings.
On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011, between Navios Acquisition and Navios Holdings. Following this exchange, Navios Holdings currently has 45% of the voting power and 53.7% of the economic interest in Navios Acquisition.
As of December 31, 2012, Navios Acquisition had outstanding: 40,517,413 shares of common stock, 4,540 shares of preferred stock and 600 shares of convertible preferred stock, 6,037,994 public warrants. Included in the number of shares and warrants are 12,752 units (one unit consists of one share of common stock and one warrant).

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Navios Acquisition has revised its consolidated statement of cash flows for the years ended December 31, 2011 and 2010 to appropriately reflect certain amounts related to acquisitions of vessels and deposits of vessel acquisitions during 2011 and 2010 that were not paid as at December 31, 2011 and 2010. This revision resulted in a total of $3,739 and $1,179 decrease in net cash used in investing activities for the year ended December 31, 2011 and 2010 respectively and a corresponding decrease in the change in due to related parties resulting in a decrease in net cash provided by operating activities. The Company also revised the supplemental disclosure of noncash acquisition of vessels and deposits for vessel acquisition by an increase of $2,529 and $1,210 respectively for 2011 and an increase of $789 and $390 respectively for 2010. The Company determined that such revisions are not material to consolidated financial statements.
There was no impact on previously reported total cash and cash equivalents, consolidated balance sheets or consolidated statements of operations.

(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of December 31, 2012, Navios Acquisition's subsidiaries included in these consolidated financial statements are:

Navios Maritime Acquisition Corporation	Nature	Country of	Statement of operations
and Subsidiaries:		Incorporation	2012	2011	2010
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Kos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Mytilene Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	10/05 - 12/31
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Sifnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Thera Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Tinos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(e) Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(f) Restricted Cash: Restricted cash consists of cash totaling $10,075 and $29,491 as of December 31, 2012 and 2011, respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program. Also in restricted cash is an amount of $11,088 for 2012 and $2,723 for 2011 held in retention account in order to service debt, interest payments and pledged cash, as required by certain of Navios Acquisition's credit facilities.

(g) Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

(h) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of its tanker vessels based on a scrap value of $285 per lightweight ton, as it believes this level is reasonable and common in the shipping industry. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

(i) Deposits for vessels acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest included in deposits for the acquisition of vessels amounted to $14,240 and $11,449 for the year, ended December 31, 2012 and 2011, respectively.

(j) Impairment of long-lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible with respect to the time charter agreement to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for new buildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.
During the fourth quarter of fiscal 2012, management concluded that events occurred and circumstances had changed, which indicated the potential impairment of Navios Acquisition's long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related, impact of the current tanker sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets or identified asset groups was performed.
The Company determined undiscounted projected net operating cash flows for each vessel and deposits for new buildings and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until May 2014 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleets historical performance.
For the deposits for new build vessels, the net cash flows also included the future cash out flows to make the vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest). The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels, deposits for vessel acquisitions and related intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.
In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Acquisition to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.

(k) Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization of deferred financing cost and write-offs for each of the years ended December 31, 2012, 2011 and 2010 were $2,820, $3,188 and $3,456, respectively.

(l) Goodwill: Goodwill acquired in a business combination is not to be amortized. Goodwill is tested for impairment at the reporting unit level at least annually and written down with a charge to operations if the carrying amount exceeds the estimated implied fair value.
The Company will evaluate impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of discounted cash flow analysis and an industry market multiple.

If the fair value exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that unit, as if the unit had been acquired in a business combination and the fair value of the unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
Navios Acquisition has one reporting unit. No impairment loss was recognized for any of the periods presented.

(m) Intangibles other than goodwill: Navios Acquisition's intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Acquisition's financial position and results of operations.
The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of operations in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. If the purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel.
Management, after considering various indicators performed impairment tests on asset groups which included intangible assets as described in paragraph (j) above. As of December 31, 2012 and 2011, there was no impairment of intangible assets.

(n) Preferred shares Series D: On each of August 31, 2012 and October 31, 2012 Navios Acquisition issued 300 shares (600 in the aggregate) of its authorized Series D Preferred Stock (nominal and fair value $6,000) to a shipyard, in partial settlement of the purchase price of the two newbuild LR1 product tankers, the Nave Cassiopeia and the Nave Cetus. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after the issuance, at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity date at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares), at the holder's option exercisable beginning 18 months after the issuance, at par payable at up to 12 equal quarterly installments. The Series D Preferred Stock is classified outside of permanent equity as “Series D Convertible Preferred Stock” as these shares are contractually redeemable for cash at the option of the holder.

(o) Deferred Drydock and Special Survey Costs: Navios Acquisition's vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written off to income in the year the vessel is sold.
Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization expense was $2,622, $633 and $0, respectively. Accumulated amortization as of December 31, 2012 and 2011 amounted to$ 3,255 and $633, respectively.

(p) Foreign currency translation: Navios Acquisition's functional and reporting currency is the U.S. dollar. Navios Acquisition engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Acquisition's wholly owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations.

(q) Provisions: Navios Acquisition, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If Navios Acquisition has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Acquisition will provide the lower amount of the range. Navios Acquisition, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the management agreement dated May 28, 2010, and included as part of the daily fee of $6.0 for each MR2 Product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel.

(r) Segment Reporting: Navios Acquisition reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

(s) Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.
Direct Vessel Expense: Direct vessel expenses are provided to Navios Acquisition by the Manager through the management agreement discussed in the paragraph below. Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydock and special survey costs.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, the Manager provides, for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel, and $10.0 per owned VLCC vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining one year of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed under this agreement for up to $300 per vessel, for chemical tanker, MR2 and LR1 product tankers, and will be reimbursed at cost for VLCC vessels. Commencing as of March 30, 2012, Navios Acquisition can, upon request to the Manager, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Agreement to a later date, but not later than January 4, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition could, upon request, reimburse the Manager partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: rent, bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.
Deferred Revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.
Prepaid Expense: Prepaid expenses relate primarily to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the voyage or charter period.

(t) Financial Instruments: Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.
Financial risk management: Navios Acquisition's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Acquisition closely monitors its exposure to customers and counterparties for credit risk. Navios Acquisition has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Acquisition. When negotiating on behalf of Navios Acquisition various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
For the year ended December 31, 2012, Navios Acquisition's customers representing 10% or more of total revenue were Dalian Ocean Shipping Co., and STX Panocean Co LTD, which accounted for 43.3% and 10.7%, respectively. For the year ended December 31, 2011, Navios Acquisition's customers representing 10% or more of total revenue were, Dalian Ocean Shipping Co., Blue light Chartering Inc and Jacob Tank Chartering GMBH &CO. KG., which accounted for 43.9%, 11.5% and 11.3%, respectively. For the year ended December 31, 2010, Jacob Tank Chartering GMBH & CO. KG, SK Shipping Company Ltd, DOSCO, Formosa Petrochemical Corporation, Blue Light Chartering Inc and Navig8 Chemicals Shipping and Trading Co. accounted for 42.5%, 18.6%, 12.9%, 12.9% and 10.9%, respectively, of Navios Acquisition's revenue. No other customers accounted for 10% or more of total revenue for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.

(u) (Loss)/ Earnings per Share: Basic (loss)/ earnings per share is computed by dividing net (loss)/income attributable to Navios Acquisition's common shareholders by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (the warrants and preferred shares) are assumed to be exercised and the proceeds used to repurchase shares of common stock at the weighted average market price of the Company's common stock during the relevant periods. Convertible shares are included in the diluted earnings/ (loss) per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation.
Net loss for both of the years ended December 31, 2012 and 2011 were adjusted for the purpose of the earnings per share calculation, for the dividends on the Series B Convertible Preferred Stock and further adjusted for the undistributed net loss allocated to the Series C Convertible Preferred Stock. Net Loss for the year ended December 31, 2010 was adjusted for the purposes of earnings per share calculation, to reflect the inducement of the Warrant Exercise Program discussed in Note 19.

(v) Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.

(w) Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Acquisition adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Acquisition beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Acquisition's consolidated financial statements.

Initial Vessel Acquisition	12 Months Ended
Dec. 31, 2012
Initial Vessel Acquisition [Abstract]
INITIAL VESSEL ACQUISITION
NOTE 3: INITIAL VESSEL ACQUISITION
On May 25, 2010, after its special meeting of stockholders, Navios Acquisition announced the approval of (a) the acquisition from Navios Holdings of 13 vessels (11 product tankers and two chemical tankers) for an aggregate purchase price of $457,659, of which $128,659 was to be paid from existing cash and the $329,000 balance with existing and new debt financing pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings and (b) certain amendments to Navios Acquisition's amended and restated articles of incorporation.
On May 28, 2010, Navios Acquisition consummated the acquisition of vessels, which constituted its initial business combination. In connection with the stockholder vote to approve the acquisition of vessels, holders of 10,021,399 shares of our common stock voted against the business combination and elected to redeem their shares in exchange for an aggregate of approximately $99,312 which amount was disbursed from our investments in trust account on May 28, 2010. In addition, on May 28, 2010, Navios Acquisition disbursed an aggregate of $8,855 from the trust account to the underwriters of its IPO for deferred fees. After disbursement of approximately $76,485 to Navios Holdings to reimburse it for the first equity installment payment on the vessels of $38,763 and other associated payments, the balance of the trust account of $66,118 was released to the Company for general operating expenses.
Following the consummation of the transactions described in the Acquisition Agreement, Navios Holdings was released from all debt and equity commitments for the above vessels and Navios Acquisition reimbursed Navios Holdings for vessel installments made prior to the stockholders' meeting under the purchase contracts for the vessels, plus all associated payments previously made by Navios Holdings amounting to $76,485.
The initial acquisition was treated as an asset acquisition and the following table summarizes the consideration paid and fair values of assets and liabilities assumed on May 28, 2010.

Initial Acquisition of 13 vessels
Restricted Cash	$35,596
Deposits for vessel acquisitions	174,411
Purchase options	3,158
Debt assumed	(132,987)
Long-term liabilities	(3,158)
Accrued expenses	(112)

Total	$76,908

Cash paid, net of cash received of $57	$76,428
Payable to Navios Holdings	480

Total	$76,908

VLCC Acquisition	12 Months Ended
Dec. 31, 2012
Business Combination [Abstract]
VLCC ACQUISITION
NOTE 4: VLCC ACQUISITION
On September 10, 2010, Navios Acquisition consummated the VLCC Acquisition for $134,270 of cash and the issuance of 1,894,918 shares of common stock having a fair value of $10,745 (of which 1,378,122 shares were deposited into one-year escrow to provide for indemnity and other claims). The 1,894,918 shares were valued using the opening price of the stock on the date of the acquisition of $5.67.
Transaction costs amounted to $8,019 and have been fully expensed. Transaction costs include $5,619, which is the fair value of the 3,000 preferred shares, issued to a third party on September 17, 2010, as a compensation for consulting services (see note 19).
On November 4, 2011 a total of 1,160,963 shares of common stock were released to the sellers and the remaining 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers. The returned shares were cancelled on December 30, 2011.
The VLCC Acquisition contributed revenues of $26,592 and net loss of ($8,838) to Navios Acquisition for the year ended December 31, 2010.

The VLCC Acquisition was treated as a business combination and the following table summarizes the consideration paid and the fair value of assets and liabilities assumed on September 10, 2010 and as further adjusted for the release of the escrow shares:
VLCC Acquisition

Purchase price:
Cash consideration	$134,270
Equity issuance	9,513

Total purchase price	143,783

Fair value of assets and liabilities acquired:
Vessels	419,500
Deposits for vessel acquisition	62,575
Favorable lease terms	57,070
Current assets including cash of $32,232	35,716
Current liabilities	(16,387)
Long-term debt assumed (including current portion)	(410,451)
Unfavorable lease terms	(5,819)

Fair value of net assets acquired	142,204

Goodwill	$1,579

The acquired intangible assets and liabilities, listed below, as determined at the acquisition date and where applicable, are amortized under the straight line method over the periods indicated below:

	Weighted average amortization (years)	Amortization per year
Favorable lease terms	12.5	$(4,566)
Unfavorable lease terms	8.5	683

The following is a summary of the acquired identifiable intangible assets:

Gross Amount
Description
Favorable lease terms	$57,070
Unfavorable lease terms	(5,819)

Total	$51,251

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$6,348	$8,333
Short-term deposits	36,498	32,967

Total cash and cash equivalents	$42,846	$41,300

Restricted cash consists of cash totaling $10,075 and $29,491 as of December 31, 2012 and 2011, respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program. Also in restricted cash is an amount of $11,088 for 2012 and $2,723 for 2011 held in retention account in order to service debt, interest payments and pledged accounts, as required by certain of Navios Acquisition's credit facilities.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Account Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 6: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$5,103	$6,478
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$5,103	$6,478

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.
On October 28, 2011, the charter contract of the Nave Ariadne (ex Ariadne Jacob) and the Nave Cielo (ex Colin Jacob) were terminated prior to their original expiration in June 2013. Navios Acquisition entered into certain settlement agreements with charterers that provided for an amount of $4,909 to compensate for the early termination of the charters and to cover any outstanding receivables. The amount $3,704 was recognized as compensation for early termination and was recorded in revenue. Of the total compensation for early termination, the amount of $500 was received on December 19, 2012, the amount of $487 classified under accounts receivable, net, will be settled during 2013 and the amount of $897, classified under long term assets, will be settled in installments until June 2015.

Vessels, Net	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
VESSELS, NET
NOTE 7: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Vessels
Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965

Balance at December 31, 2011	$816,736	$(42,112)	$774,624
Additions	207,795	(41,681)	166,114

Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738

On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt South Korean—built LR1 product tanker, for a total cost of $44,643. Cash paid was $11,023 and $33,620 was transferred from vessel deposits.
On July 31, 2012, Navios Acquisition took delivery of the Nave Atria, a 49,992 dwt South Korean—built MR2 product tanker, for a total cost of $37,583. Cash paid was $8,997 and $28,586 was transferred from vessel deposits.
On August 31, 2012, Navios Acquisition took delivery of the Nave Cassiopeia, a 74,711 dwt South Korean—built LR1 product tanker, for a total cost of $43,827. Cash paid was $27,315, $3,000 shares of Series D Preferred Stock were issued and $13,512 was transferred from vessel deposits.
On October 30, 2012, Navios Acquisition took delivery of the Nave Cetus, a 74,581 dwt South Korean—built LR1 product tanker, for a total cost of $44,018. Cash paid was $27,545, $3,000 shares of Series D Preferred Stock were issued and $13,473 was transferred from vessel deposits.
On November 9, 2012, Navios Acquisition took delivery of the Nave Aquila, a 49,991 dwt South Korean—built MR2 product tanker, for a total cost of $37,765. Cash paid was $12,686 and $25,079 was transferred from vessel deposits.
On January 27, 2011, Navios Acquisition took delivery of the Nave Polaris, a 25,145 dwt South Korean—built chemical tanker, for a total cost of $31,774. Cash paid was $4,533 and $27,241 was transferred from vessel deposits.
On June 8, 2011, Navios Acquisition took delivery of a 297,066 dwt VLCC, the Shinyo Kieran, from a Chinese shipyard, for a total cost of $119,443. Cash paid was $29,298 and $90,145 was transferred from vessel deposits.
On July 12, 2011, Navios Acquisition took delivery of the Bull, a 2009—built MR2 product tanker vessel of 50,542 dwt, for a total cost of $42,430 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,128 and the balance of $37,302 was classified under vessels, net.
On July 18, 2011, Navios Acquisition took delivery of the Buddy, a 2009—built MR2 product tanker vessel of 50,470 dwt for a total cost of $42,490 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,219 and the balance of $37,271 was classified under vessels, net.
On November 14, 2011, Navios Acquisition took delivery of the Nave Andromeda, a 75,000 dwt LR1 South Korean—built product tanker, for a total cost of $44,319. Cash paid was $26,953 and $17,366 was transferred from vessel deposits.

Improvements for vessels for the year ended December 31, 2012 amounted to $0 and $7,834 for 2011.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of December 31, 2012, Navios Acquisition vessel deposits amounted to $276,142 out of which $204,014 was financed through loans and the balance from existing cash. For the year ended December 31 2012, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $142,119, which was offset by $114,270, transferred to vessels, net. As of December 31, 2011, Navios Acquisition vessel deposits amounted to $245,567 out of which $167,152 was financed through loans, $825 was financed through the issuance of preferred shares (see note 19) and the balance from existing cash. For the year ended December 31, 2011, $134,752 was transferred to vessels.
For the year ended December 31, 2012 and 2011, capitalized interest amounted to $14,240 and $11,450, respectively.

Deferred Finance Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]
NOTE 8: DEFERRED FINANCE COSTS
Deferred finance costs consisted of the following:

Financing Costs
Balance at December 31, 2010	$18,178

Additions	10,929
Capitalized into vessel deposits	(766)
Amortization	(2,587)
Deferred charges written-off	(935)

Balance at December 31, 2011	$24,819

Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)

Balance at December 31, 2012	$20,727

In 2011, an amount of $935 of deferred financing costs was written-off in relation to the cancellation of certain committed credit. In addition, the amortization income of the bond premium was $435 for 2012, $334 for 2011 and $0 for 2010.

Intangible Assets OtherThan Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 9: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2012 and 2011 consist of the following:

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)

Total	$61,598	$(14,610)	$46,988

	Acquisition Cost	Accumulated Amortization	Transfer to Vessel Deposits	Net Book Value December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879

Total Intangible assets	70,575	(7,538)	(3,158)	59,879

Unfavorable lease terms	(5,819)	891	—	(4,928)

Total	$64,756	$(6,647)	$(3,158)	$54,951

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2012, 2011 and 2010 are presented in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms charter-out	$683	$683	$208
Favorable lease terms charter-out	(8,646)	(6,302)	(1,236)

Total	$(7,963)	$(5,619)	$(1,028)

The aggregate amortizations of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(8,646)	$(7,551)	$(4,959)	$(4,913)	$(2,846)	$(22,318)	$(51,233)
Unfavorable lease terms	683	683	683	684	684	828	4,245

	$(7,963)	$(6,868)	$(4,276)	$(4,229)	$(2,162)	$(21,490)	$(46,988)

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
GOODWILL	NOTE 10: GOODWILL Goodwill as of December 31, 2012, 2011 and 2010 consist of the following:

Balance December 31, 2010	$1,579

Balance December 31, 2011	$1,579

Balance December 31, 2012	$1,579

Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 11: ACCOUNTS PAYABLE
Accounts payable as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Creditors	$226	$51
Brokers	820	614
Professional and legal fees	231	356

Total accounts payable	$1,277	$1,021

Dividend Payable	12 Months Ended
Dec. 31, 2012
Dividend Payable [Abstract]
DIVIDEND PAYABLE
NOTE 12: DIVIDEND PAYABLE

On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of the Series C preferred stock (which is Navios Holdings—see related party transactions note 17).
On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share of common stock. A dividend in the aggregate amount of $2,410 was paid on April 5, 2012 out of which $2,026 was paid to the stock holders of record as of March 22, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
On May 4, 2012, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on July 3, 2012 out of which $2,026 was paid to the stock holders of record as of June 20, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
On August 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on October 3, 2012 out of which $2,026 was paid to the stock holders of record as of September 19, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).

On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stock holders of record as of December 19, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
As of December 31, 2012, Navios Acquisition paid a dividend of $108 to the holders of the 540 shares of Series B preferred stock.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 13: ACCRUED EXPENSES
Accrued expenses as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,811	$1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163

Total accrued expenses	$12,951	$15,492

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS
NOTE 14: BORROWINGS

	December 31, 2012	December 31, 2011
Commerzbank, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$137,383	$115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943	—
Ship Mortgage Notes	505,000	505,000

Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028

Total long-term borrowings	$974,362	$833,483

Long-Term Debt Obligations and Credit Arrangements
Senior Notes
Ship Mortgage Notes: In October 2010, Navios Acquisition issued $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the “Existing Notes”) due on November 1, 2017. The Existing Notes are senior obligations of Navios Acquisition and are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. Navios Acquisition may redeem the Existing Notes in whole or in part, at its option, at any time (1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 bps and (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Existing Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Existing Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Existing Notes remains outstanding after such redemption. Furthermore, upon occurrence of certain change of control events, the holders of the Existing Notes may require Navios Acquisition to repurchase some or all of the Existing Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date. Pursuant to a registration rights agreement, Navios Acquisition filed a registration statement enabling the holders of the Existing Notes to exchange the privately placed notes with publicly registered notes with identical terms, which registration statement went effective on January 31, 2011. On February 2, 2011, the Navios Acquisition commenced the exchange offer which terminated on March 2, 2011. As a result of such exchange offer, 100% of the outstanding Existing Notes were exchanged. The Existing Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Acquisition's properties and assets and creation or designation of restricted subsidiaries.
On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary (“Navios Acquisition Finance”), completed the sale of $105,000 of 8 5/8% first priority ship mortgage notes due 2017 (the “Additional Notes”) at 102.25% plus accrued interest from May 1, 2011.
The Additional Notes are identical to the $400,000 of Existing Notes. The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several bases by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes. A Registration Statement for the exchange of Additional Notes was filed on July 28, 2011 and was declared effective on August 22, 2011. On August 24, 2011 Navios Acquisition commenced the exchange offer which terminated on September 23, 2011. As a result of such exchange offer, 100% of the outstanding Additional Notes were exchanged.
The Additional Notes and the Existing Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. Following the consummation of the exchange offer for the Additional Notes on September 23, 2011, the Additional Notes and the Existing Notes have the same CUSIP number.
Amortization of the bond premium for the each of the years ended December 31, 2012, 2011 and 2010 amounted to $435, $334 and $0, respectively.
Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $137,383 was outstanding under this facility and $7,367 remained to be drawn.
BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $58,361 was outstanding and $16,639 remains to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of December 31, 2012, the facility was fully drawn and the outstanding amount was $42,034.
Cyprus Popular Bank Public Co Ltd: Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into a $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. On September 7, 2012, the amount of the facility was reduced to $32,400. Drawings under the facility are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The facility bears interest at a rate of LIBOR plus 275 bps. Pursuant to an agreement dated December 31, 2012, the maturity of the facility was extended to match the delivery of the vessels. As of December 31, 2012, the outstanding amount under this facility was $32,400 that was used to partially finance the acquisition cost of two product tanker vessels.
EFG Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200 out of which $51,600 has been drawn (divided into two tranches of $26,100 and $25,500) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of December 31, 2012 was $49,209.
EFG Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of December 31, 2012 was $45,894.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment of each tranche started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $47,298 was outstanding under this loan agreement ($23,649 from each of the two tranches) and no further amounts are available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000 (divided into two tranches of $25,500 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, no amounts were outstanding under this loan agreement and $51,000 remained undrawn.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $24,971 was drawn and outstanding under this loan agreement and $3,154 remained to be drawn.
DVB Bank SE and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $49,943 was drawn and outstanding under this loan agreement and $6,307 remained to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of December 31, 2012 the outstanding amount under this facility was $35,000 and $5,000 remained to be drawn.
As of December 31, 2012, the total amount available to be drawn from all our facilities was $89,467.

The weighted average balance outstanding of our loan facilities for the year ended December 31, 2012 was $486,247 and the weighted average interest rate was 3.25%. The weighted average balance outstanding of our loan facilities (excluding the Existing Notes and the Additional Notes) for the year ended December 31, 2011 was $327,174 and the weighted average interest rate was 3.16%.
The loan facilities include, among other things, compliance with certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2013 and thereafter.
As of December 31, 2012, the Company was in compliance with its covenants.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Acquisition, including net worth, debt coverage ratios, and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Guarantees
The Company's Ship Mortgage Notes (consisting of the Existing Notes and the Additional Notes) are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Navios Acquisition does not have any independent assets or operations. Navios Acquisition does not have any subsidiaries that are not guarantors of the 8 5/8% Notes. In addition, the disclosures required by Rules 3-10(i)(9) and (10) are not applicable because there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 8 5/8% Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.
The maturity table below reflects the principal payments of all Notes and credit facilities outstanding as of December 31, 2012 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2017 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.

December 31, 2012
Long-Term Debt Obligations:
Year
December 31, 2013	$19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014

Total	$992,493

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 15: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.

Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$42,846	$42,846	$41,300	$41,300
Restricted cash	$21,163	$21,163	$32,214	$32,214
Accounts receivable, net	$5,103	$5,103	$6,478	$6,478
Accounts payable	$1,277	$1,277	$1,021	$1,021
Ship mortgage notes and premium	$506,593	$482,275	$507,028	$385,088
Other Long-term debt	$487,493	$487,493	$338,383	$338,383
Loans due to related party	$35,000	$35,000	$40,000	$40,000
Due to related parties, short term	$27,815	$27,815	$43,616	$43,616
Due to related parties, long term	$57,701	$57,701	$—	$—

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2012.

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$42,846	$42,846	$—		$—
Restricted cash	$21,163	$21,163	$—		$—
Ship mortgage notes and premium	$482,275	$482,275	$—		$—
Other Long-term debt(1)	$487,493	$—	$487,493	(1)	$—
Loans due to related party(1)	$35,000	$—	$35,000	(1)	$—
Due to related parties, long term(1)	$57,701	$—	$57,701	(1)	$—
(1)The fair value of the Company's other long term debt, loans due to related party and due to related parties, long term is  estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
NOTE 16: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions), including revenue for vessels expected to deliver in 2013 for which a charter party has been concluded, is as follows:

Amount
2013	$179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437

Total minimum lease revenue, net of commissions	$865,306

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 17: TRANSACTIONS WITH RELATED PARTIES
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition (see note 19). As of December 31, 2012, dividends paid to Navios Holdings amounted to $1,536 and dividends payable amounted to $384. As of December 31, 2011, dividends paid to Navios Holdings amounted to $768 and dividends payable amounted to $384.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of December 31, 2012 and 2011, the outstanding amount under this facility was $35,000 and $40,000, respectively, and was included under loans due to related parties. For the years ended December 31, 2012, 2011 and 2010, interest expense in relation to this facility amounted to $1,164, $710 and $236, respectively, and was included under interest expense and finance cost, net in the statement of operations. Accrued interest as of December 31, 2012 and 2011 was $1 and $62, respectively.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Holdings, provides for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6 per owned MR2 product tanker and chemical tanker vessel and $7 per owned LR1 product tanker vessel and $10 per VLCC tanker vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining one year of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed for the first four years under these agreements for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels. Commencing as of March 30, 2012, Navios Acquisition can, upon request to the Manager, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Agreement to a later date, but not later than January 4, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition could, upon request, reimburse the Manager partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for each of the year ended December 31, 2012, 2011 and 2010 amounted to $47,043, $35,679 and $9,752, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the years ended December 31, 2012, 2011 and 2010 the administrative services rendered by the Manager amounted to $2,110, $1,527 and $407, respectively.
Balance due to related parties: Amounts due to related parties as of December 31, 2012 and 2011, was $85,516 and $43,616, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $27,815 and $43,616, respectively, and the long term payable was $57,701 and $0, respectively. The balance mainly consisted of management fees administrative fees, drydocking costs and other expenses.
Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Maritime Partners L.P. (“Navios Partners”) in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Commitments And Contigencies	12 Months Ended
Dec. 31, 2012
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 18 — COMMITMENTS AND CONTINGENCIES
As of December 31, 2012, Navios Acquisition committed for future remaining contractual deposits for the vessels to be delivered on various dates through October 2014.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.
The future minimum commitments by period as of December 31, 2012, of Navios Acquisition under its ship building contracts, are as follows:

Amount
December 31, 2013	$69,170
December 31, 2014	35,880

Total	$105,050

Preferred And Common Stock	12 Months Ended
Dec. 31, 2012
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 19: PREFERRED AND COMMON STOCK
Preferred Stock
The Company is authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. The shares of Series C Preferred Stock were recorded at fair value of the common stock exchanged which totaled $30,474, using the common stock price on March 30, 2011 of $3.97. The impact of the exchange (other than the par value of the common and preferred stock) was recorded net in Additional-Paid-In-Capital. No fees were incurred in connection with the above issuance. For the purpose of calculating loss per share this preferred stock is treated as in-substance common stock and is allocated losses and considered in the diluted calculation.
On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company's authorized Series A Convertible Preferred Stock (fair value of $5,619) to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC acquisition. The Company valued these shares on and accounted for these shares as issued and outstanding from September 17, 2010 since all services had been provided. The $5,619 has been recorded in the accompanying financial statements as transaction costs. Under the terms of the consulting agreement, the preferred stock will be distributed in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015. Accordingly, the shares of Series A Preferred Stock and the shares of common stock underlying them, will only be eligible for transfer upon distribution to the holder. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. The holder of the preferred stock also has the right to convert their shares to common stock subject to certain terms and conditions at any time after distribution at a conversion price of $35.00 per share of common stock. Any shares of preferred stock remaining outstanding on December 31, 2015 shall automatically convert into shares of common stock at a conversion price of $25.00 per share of common stock. The fair market value on September 17, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
On October 29, 2010, Navios Acquisition issued 540 shares of the Company's authorized Series B Convertible Preferred Stock (fair value $1,649) to the seller of the two newbuild LR1 product tankers the Company recently acquired and were included in the vessel cost. The preferred stock contains a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011. The Series B Convertible Preferred Stock, plus any accrued but unpaid dividends, will mandatorily convert into shares of common stock as follows: 30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock. The preferred stock does not have any voting rights. The fair value on October 29, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
As of each of December 31, 2012 and 2011, 4,540 shares of preferred stock were issued and outstanding. As of December 31, 2012, 600 shares of convertible preferred stock were outstanding. Fees incurred in 2010 connection with the issuance of the above shares of preferred stock amounted to $1,805.
Redeemable Convertible Preferred Stock
On each of August 31, 2012, and October 31, 2012, Navios Acquisition issued in total 300 shares (600 in the aggregate) of its authorized Series D Convertible Preferred Stock (nominal and fair value $6,000) (“Series D Preferred Stock”) to a shipyard, in partial settlement of two newbuild LR1 product tankers, the Nave Cassiopeia and the Nave Cetus. The Series D Preferred Stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the Series D Preferred Stock shall have the right to convert the shares of Series D Preferred Stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares), at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
Redeemable Convertible Preferred and Common Stock is presented in the following table:

	Preferred Stock		Common Stock
	Number of preferred shares	Amount	Number of common shares	Amount
Balance January 1, 2010	—	—	10,119,999	$100,289

Common stock redeemed	—	$—	(10,021,399)	(99,312)
Common stock not redeemed			(98,600)	(977)

Balance December 31, 2010	—	—	—	—

	—	$—	—	$—

Balance December 31, 2011	—	—	—	—

Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000	—	$—

Common Stock
On November 19, 2010, the Company completed the public offering of 6,500,000 shares of common stock at $5.50 per share and raised gross proceeds of $35,750. The net proceeds of this offering, including the underwriting discount of $1,787 and excluding offering costs of $561 were $33,963.
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.
The Company is authorized to issue 250,000,000 shares of $0.0001 par value common stock.

Warrant Exercise Program
On September 2, 2010, Navios Acquisition completed its Warrant Exercise Program (the “Warrant Exercise Program”). Under the Warrant Exercise Program, holders of public warrants had the opportunity to exercise the public warrants on enhanced Terms through August 27, 2010.
The Warrant Exercise Program was coupled with a consent solicitation accelerating the ability of Navios Holdings and its officers and directors to exercise certain private warrants on the same terms available to the public warrants during the Warrant Exercise Program.
As a result of the above:

       •19,246,056 public warrants (76.13% of the public warrants then outstanding) were exercised on a cashless basis at an exchange rate of 4.25 public warrants for one share of common stock;

       •$78,342 of gross cash proceeds were raised from the exercise of 15,950 of the public warrants by payment of $5.65 cash exercise price, and 13,850,000 private warrants owned by Navios Holdings and Angeliki Frangou, Navios Acquisition's Chairman and Chief Executive Officer; Total expenses associated with the Warrant Exercise Program were $3,364.

       •a portion of the private warrants exercised were held by officers and directors of Navios Acquisition, 15,000 and 75,000 were exercised on a cash basis and cashless basis, respectively; and

       •18,412,053 new shares of common stock were issued.
On September 2, 2010, Navios Acquisition completed its Warrant Exercise Program under which holder of its publicly traded and privately held warrants had the opportunity to exercise their warrants on enhanced terms as described above. As a result of the Warrant Exercise Program and subsequent warrant exercises, as of December 31, 2010, the Company had outstanding 6,037,994 publicly traded warrants which were classified as equity, since they cannot be cash settled. The fair value of the warrants after the inducement offer were compared to the fair value prior to the inducement, which resulted in incremental fair value of $647 transferred to shareholders who exercised on a cashless basis. This incremental fair value has been reflected in the net loss per share calculation for the year ended December 31, 2010.
As of December 31, 2012 there were 6,037,994 public warrants outstanding. Included in the number of shares and warrants are 12,752 units (one unit consists of one share of common stock and one warrant).

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule Of Segment Reporting Information By Segment
NOTE 20: SEGMENT INFORMATION
Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Asia	$131,263	$105,952	$27,311
Europe	16,881	15,282	6,257
United States	2,953	691	—

Total Revenue	$151,097	$121,925	$33,568

Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE
NOTE 21: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the average number of shares of common stock of Navios Acquisition outstanding during the period.
Net loss for the year ended December 31, 2012 and 2011 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares and for the undistributed loss that is attributable to Series C preferred stock.

The average number of shares of common stock of Navios Acquisition for the year ended December 31, 2011 excludes the 1,378,122 contingently returnable shares of common stock issued on September 10, 2010 for the VLCC Acquisition which were deposited into a one year escrow to provide for indemnity and other claims (see note 4) until November 4, 2011 when 1,160,963 of these shares were released to the sellers and 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers of the VLCC Acquisition and were cancelled on December 30, 2011.
Net Loss for the year ended December 31, 2010 is adjusted for the purposes of earnings per share calculation, to reflect the inducement of the Warrant Exercise Program discussed in Note 19. The inducement resulted to the adjustment in the income available to common stockholders, for the earnings per share calculation, by $647, which represents the incremental value that was given to the warrant holders in order to exercise their warrants. The average number of shares of common stock of Navios Acquisition for the year ended December 31, 2010 excludes the 1,378,122 contingently returnable shares of common stock issued on September 10, 2010 for the VLCC Acquisition which were deposited into a one year escrow to provide for indemnity and other claims (see Note 4).
For the years ended December 31, 2012, 2011 and 2010 potential common shares and shares kept in escrow have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted loss per share.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net Loss	$(3,798)	$(3,857)	$(13,546)
Incremental fair value of securities offered to induce warrants exercise	—	—	(647)
Dividend declared on preferred shares Series B	(108)	(108)	—
Undistributed loss attributable to Series C participating preferred shares	622	587	—

Loss attributable to common stockholders	$(3,284)	$(3,378)	$(14,193)

Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	41,409,433	32,677,318

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	41,409,433	32,677,318

Basic net loss per share	$(0.08)	$(0.08)	$(0.43)

Diluted net loss per share	$(0.08)	$(0.08)	$(0.43)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
INCOME TAXES [Text Block]
NOTE 22: INCOME TAXES
Marshall Islands, Cayman Islands, British Virgin Islands, and Hong Kong, do not impose a tax on international shipping income. Under the laws of Marshall Islands, of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes which have been included in the daily management fee.
As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel.
Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Navios Acquisition's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. Subject to proposed regulations becoming finalized in their current form, the management of Navios Acquisition believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like Navios Acquisition, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future. Due to the exemption under Section 883 of the Code, Delaware would not impose a tax on the Company or its subsidiaries' international shipping income.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 23: SUBSEQUENT EVENTS
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

       •The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds. The net proceeds of this offering, including the agents' fees of $880 and excluding estimated offering costs of approximately $320, were $21,120.

       •The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds. The net proceeds of this offering, including the agents' fees of $1,120 and excluding estimated offering costs of approximately $320, were $26,881.

       •In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds. The net proceeds of this private placement, including the agents' fees of $2,018, were $48,434.
On February 13, 2013, Navios Acquisition took delivery of the Nave Rigel, a new building LR1 product tanker vessel of 74,673 dwt, from a South Korean shipyard. Nave Rigel has been chartered out to a high quality counterparty for one year at a rate of $12 net per day plus 50% profit sharing based on a formula. The charterer has been granted an option for an additional six months at the same rate. Navios Acquisition issued 300 shares of its authorized Series D Preferred Stock to the shipyard, in partial settlement of the purchase price.
On February 07, 2013, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2012 of $0.05 per common share payable on April 4, 2013 to stockholders of record as of March 19, 2013. The declaration and payment of any further dividends remains subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.
On January 24, 2013, Navios Acquisition took delivery of the Nave Bellatrix, a 49,999 dwt MR2 product tanker vessel, from a South Korean shipyard. The vessel is chartered out to a high quality counterparty for three years at a rate of $13 net per day plus 50% profit sharing. The charterer will receive the first $1 of profits above the base rate and the owner will receive next $1 of profits. Thereafter, all profits will be split equally to each party. The charterer has been granted an option for an additional year at a rate of $15 net per day plus 50% profit sharing.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Navios Acquisition has revised its consolidated statement of cash flows for the years ended December 31, 2011 and 2010 to appropriately reflect certain amounts related to acquisitions of vessels and deposits of vessel acquisitions during 2011 and 2010 that were not paid as at December 31, 2011 and 2010. This revision resulted in a total of $3,739 and $1,179 decrease in net cash used in investing activities for the year ended December 31, 2011 and 2010 respectively and a corresponding decrease in the change in due to related parties resulting in a decrease in net cash provided by operating activities. The Company also revised the supplemental disclosure of noncash acquisition of vessels and deposits for vessel acquisition by an increase of $2,529 and $1,210 respectively for 2011 and an increase of $789 and $390 respectively for 2010. The Company determined that such revisions are not material to consolidated financial statements.
There was no impact on previously reported total cash and cash equivalents, consolidated balance sheets or consolidated statements of operations.

Principles of consolidation
(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries
(c) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of December 31, 2012, Navios Acquisition's subsidiaries included in these consolidated financial statements are:

Navios Maritime Acquisition Corporation	Nature	Country of	Statement of operations
and Subsidiaries:		Incorporation	2012	2011	2010
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Kos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Mytilene Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	10/05 - 12/31
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Sifnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Thera Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Tinos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

Use of Estimates
(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and cash equivalents

(e) Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash
(f) Restricted Cash: Restricted cash consists of cash totaling $10,075 and $29,491 as of December 31, 2012 and 2011, respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program. Also in restricted cash is an amount of $11,088 for 2012 and $2,723 for 2011 held in retention account in order to service debt, interest payments and pledged cash, as required by certain of Navios Acquisition's credit facilities.

Accounts Receivable, net
(g) Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Vessels, net
(h) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of its tanker vessels based on a scrap value of $285 per lightweight ton, as it believes this level is reasonable and common in the shipping industry. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Deposits for vessels acquisitions
(i) Deposits for vessels acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest included in deposits for the acquisition of vessels amounted to $14,240 and $11,449 for the year, ended December 31, 2012 and 2011, respectively.

Impairment of long-lived assets
(j) Impairment of long-lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible with respect to the time charter agreement to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for new buildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.
During the fourth quarter of fiscal 2012, management concluded that events occurred and circumstances had changed, which indicated the potential impairment of Navios Acquisition's long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related, impact of the current tanker sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets or identified asset groups was performed.
The Company determined undiscounted projected net operating cash flows for each vessel and deposits for new buildings and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until May 2014 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleets historical performance.
For the deposits for new build vessels, the net cash flows also included the future cash out flows to make the vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest). The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels, deposits for vessel acquisitions and related intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.
In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Acquisition to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.

Deferred Financing Costs
(k) Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization of deferred financing cost and write-offs for each of the years ended December 31, 2012, 2011 and 2010 were $2,820, $3,188 and $3,456, respectively.

Goodwill
(l) Goodwill: Goodwill acquired in a business combination is not to be amortized. Goodwill is tested for impairment at the reporting unit level at least annually and written down with a charge to operations if the carrying amount exceeds the estimated implied fair value.
The Company will evaluate impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of discounted cash flow analysis and an industry market multiple.

If the fair value exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that unit, as if the unit had been acquired in a business combination and the fair value of the unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
Navios Acquisition has one reporting unit. No impairment loss was recognized for any of the periods presented.

Intangibles other than goodwill
(m) Intangibles other than goodwill: Navios Acquisition's intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Acquisition's financial position and results of operations.
The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of operations in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. If the purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel.
Management, after considering various indicators performed impairment tests on asset groups which included intangible assets as described in paragraph (j) above. As of December 31, 2012 and 2011, there was no impairment of intangible assets.

Preferred Shares Series D
(n) Preferred shares Series D: On each of August 31, 2012 and October 31, 2012 Navios Acquisition issued 300 shares (600 in the aggregate) of its authorized Series D Preferred Stock (nominal and fair value $6,000) to a shipyard, in partial settlement of the purchase price of the two newbuild LR1 product tankers, the Nave Cassiopeia and the Nave Cetus. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after the issuance, at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity date at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares), at the holder's option exercisable beginning 18 months after the issuance, at par payable at up to 12 equal quarterly installments. The Series D Preferred Stock is classified outside of permanent equity as “Series D Convertible Preferred Stock” as these shares are contractually redeemable for cash at the option of the holder.

Deferred Drydock and Special Survey Costs
(o) Deferred Drydock and Special Survey Costs: Navios Acquisition's vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written off to income in the year the vessel is sold.
Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization expense was $2,622, $633 and $0, respectively. Accumulated amortization as of December 31, 2012 and 2011 amounted to$ 3,255 and $633, respectively.

Foreign currency translation
(p) Foreign currency translation: Navios Acquisition's functional and reporting currency is the U.S. dollar. Navios Acquisition engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Acquisition's wholly owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations.

Provisions
(q) Provisions: Navios Acquisition, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If Navios Acquisition has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Acquisition will provide the lower amount of the range. Navios Acquisition, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the management agreement dated May 28, 2010, and included as part of the daily fee of $6.0 for each MR2 Product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel.

Segment Reporting
(r) Segment Reporting: Navios Acquisition reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

Revenue and Expense Recognition
(s) Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.
Direct Vessel Expense: Direct vessel expenses are provided to Navios Acquisition by the Manager through the management agreement discussed in the paragraph below. Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydock and special survey costs.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, the Manager provides, for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel, and $10.0 per owned VLCC vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining one year of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed under this agreement for up to $300 per vessel, for chemical tanker, MR2 and LR1 product tankers, and will be reimbursed at cost for VLCC vessels. Commencing as of March 30, 2012, Navios Acquisition can, upon request to the Manager, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Agreement to a later date, but not later than January 4, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition could, upon request, reimburse the Manager partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: rent, bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.
Deferred Revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.
Prepaid Expense: Prepaid expenses relate primarily to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the voyage or charter period.

Financial Instruments
(t) Financial Instruments: Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.
Financial risk management: Navios Acquisition's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Acquisition closely monitors its exposure to customers and counterparties for credit risk. Navios Acquisition has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Acquisition. When negotiating on behalf of Navios Acquisition various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
For the year ended December 31, 2012, Navios Acquisition's customers representing 10% or more of total revenue were Dalian Ocean Shipping Co., and STX Panocean Co LTD, which accounted for 43.3% and 10.7%, respectively. For the year ended December 31, 2011, Navios Acquisition's customers representing 10% or more of total revenue were, Dalian Ocean Shipping Co., Blue light Chartering Inc and Jacob Tank Chartering GMBH &CO. KG., which accounted for 43.9%, 11.5% and 11.3%, respectively. For the year ended December 31, 2010, Jacob Tank Chartering GMBH & CO. KG, SK Shipping Company Ltd, DOSCO, Formosa Petrochemical Corporation, Blue Light Chartering Inc and Navig8 Chemicals Shipping and Trading Co. accounted for 42.5%, 18.6%, 12.9%, 12.9% and 10.9%, respectively, of Navios Acquisition's revenue. No other customers accounted for 10% or more of total revenue for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.

(Loss)/Earnings per Share
(u) (Loss)/ Earnings per Share: Basic (loss)/ earnings per share is computed by dividing net (loss)/income attributable to Navios Acquisition's common shareholders by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (the warrants and preferred shares) are assumed to be exercised and the proceeds used to repurchase shares of common stock at the weighted average market price of the Company's common stock during the relevant periods. Convertible shares are included in the diluted earnings/ (loss) per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation.
Net loss for both of the years ended December 31, 2012 and 2011 were adjusted for the purpose of the earnings per share calculation, for the dividends on the Series B Convertible Preferred Stock and further adjusted for the undistributed net loss allocated to the Series C Convertible Preferred Stock. Net Loss for the year ended December 31, 2010 was adjusted for the purposes of earnings per share calculation, to reflect the inducement of the Warrant Exercise Program discussed in Note 19.

Dividends	(v) Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.
Recent Accounting Pronouncements
(w) Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Acquisition adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Acquisition beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Acquisition's consolidated financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation	Nature	Country of	Statement of operations
and Subsidiaries:		Incorporation	2012	2011	2010
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	6/7 - 12/31	—
Kos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Mytilene Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	10/05 - 12/31
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/26 - 12/31
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 12/31	1/1 - 12/31	9/10 - 12/31
Sifnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Thera Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Tinos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/28 - 12/31
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 12/31	10/5 - 12/31	—
(1) Each company has the rights over a shipbuilding contract of a tanker vessel.

Initial Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Initial Vessel Acquisition [Abstract]
Initial Acquisition of 13 vessels

Initial Acquisition of 13 vessels
Restricted Cash	$35,596
Deposits for vessel acquisitions	174,411
Purchase options	3,158
Debt assumed	(132,987)
Long-term liabilities	(3,158)
Accrued expenses	(112)

Total	$76,908

Cash paid, net of cash received of $57	$76,428
Payable to Navios Holdings	480

Total	$76,908

VLCC Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination [Abstract]
Schedule of Business Acquisitions, by Acquisition

Purchase price:
Cash consideration	$134,270
Equity issuance	9,513

Total purchase price	143,783

Fair value of assets and liabilities acquired:
Vessels	419,500
Deposits for vessel acquisition	62,575
Favorable lease terms	57,070
Current assets including cash of $32,232	35,716
Current liabilities	(16,387)
Long-term debt assumed (including current portion)	(410,451)
Unfavorable lease terms	(5,819)

Fair value of net assets acquired	142,204

Goodwill	$1,579

Vlcc Acquisition Intangibles Amortization Years

	Weighted average amortization (years)	Amortization per year
Favorable lease terms	12.5	$(4,566)
Unfavorable lease terms	8.5	683

Vlcc Acquisition Acquired Intangible Assets

Gross Amount
Description
Favorable lease terms	$57,070
Unfavorable lease terms	(5,819)

Total	$51,251

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$6,348	$8,333
Short-term deposits	36,498	32,967

Total cash and cash equivalents	$42,846	$41,300

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Account Receivable, Net [Abstract]
Accounts Receivable

	December 31, 2012	December 31, 2011
Accounts receivable	$5,103	$6,478
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$5,103	$6,478

Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
Vessels, net

	Cost	Accumulated Depreciation	Net Book Value
Vessels
Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965

Balance at December 31, 2011	$816,736	$(42,112)	$774,624
Additions	207,795	(41,681)	166,114

Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738

Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
DEFERRED FINANCE COSTS

Financing Costs
Balance at December 31, 2010	$18,178

Additions	10,929
Capitalized into vessel deposits	(766)
Amortization	(2,587)
Deferred charges written-off	(935)

Balance at December 31, 2011	$24,819

Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)

Balance at December 31, 2012	$20,727

Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Other Than Goodwill [Abstract]
Intangible Assets Other Than Goodwill

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)

Total	$61,598	$(14,610)	$46,988

	Acquisition Cost	Accumulated Amortization	Transfer to Vessel Deposits	Net Book Value December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879

Total Intangible assets	70,575	(7,538)	(3,158)	59,879

Unfavorable lease terms	(5,819)	891	—	(4,928)

Total	$64,756	$(6,647)	$(3,158)	$54,951

Amortization (Expense)/Income Favorouble Unfavourable Leases

	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms charter-out	$683	$683	$208
Favorable lease terms charter-out	(8,646)	(6,302)	(1,236)

Total	$(7,963)	$(5,619)	$(1,028)

Aggregate Amortizations of Acquired Intangibles

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(8,646)	$(7,551)	$(4,959)	$(4,913)	$(2,846)	$(22,318)	$(51,233)
Unfavorable lease terms	683	683	683	684	684	828	4,245

	$(7,963)	$(6,868)	$(4,276)	$(4,229)	$(2,162)	$(21,490)	$(46,988)

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

Balance December 31, 2010	$1,579

Balance December 31, 2011	$1,579

Balance December 31, 2012	$1,579

Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

	December 31, 2012	December 31, 2011
Creditors	$226	$51
Brokers	820	614
Professional and legal fees	231	356

Total accounts payable	$1,277	$1,021

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,811	$1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163

Total accrued expenses	$12,951	$15,492

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings

	December 31, 2012	December 31, 2011
Commerzbank, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$137,383	$115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943	—
Ship Mortgage Notes	505,000	505,000

Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028

Total long-term borrowings	$974,362	$833,483

Long-Term Debt Obligations

December 31, 2012
Long-Term Debt Obligations:
Year
December 31, 2013	$19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014

Total	$992,493

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$42,846	$42,846	$41,300	$41,300
Restricted cash	$21,163	$21,163	$32,214	$32,214
Accounts receivable, net	$5,103	$5,103	$6,478	$6,478
Accounts payable	$1,277	$1,277	$1,021	$1,021
Ship mortgage notes and premium	$506,593	$482,275	$507,028	$385,088
Other Long-term debt	$487,493	$487,493	$338,383	$338,383
Loans due to related party	$35,000	$35,000	$40,000	$40,000
Due to related parties, short term	$27,815	$27,815	$43,616	$43,616
Due to related parties, long term	$57,701	$57,701	$—	$—

Fair Value Hierarchy Table

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$42,846	$42,846	$—		$—
Restricted cash	$21,163	$21,163	$—		$—
Ship mortgage notes and premium	$482,275	$482,275	$—		$—
Other Long-term debt(1)	$487,493	$—	$487,493	(1)	$—
Loans due to related party(1)	$35,000	$—	$35,000	(1)	$—
Due to related parties, long term(1)	$57,701	$—	$57,701	(1)	$—
(1)The fair value of the Company's other long term debt, loans due to related party and due to related parties, long term is  estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases Charter-Out

Amount
2013	$179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437

Total minimum lease revenue, net of commissions	$865,306

Commitments And Contigencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitment and Contigencies [Abstract]
Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]

Amount
December 31, 2013	$69,170
December 31, 2014	35,880

Total	$105,050

Preferred And Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Preferred and Common Stock [Abstract]
Temporary Equity [Table Text Block]

	Preferred Stock		Common Stock
	Number of preferred shares	Amount	Number of common shares	Amount
Balance January 1, 2010	—	—	10,119,999	$100,289

Common stock redeemed	—	$—	(10,021,399)	(99,312)
Common stock not redeemed			(98,600)	(977)

Balance December 31, 2010	—	—	—	—

	—	$—	—	$—

Balance December 31, 2011	—	—	—	—

Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000	—	$—

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Revenue By Geographic Region

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Asia	$131,263	$105,952	$27,311
Europe	16,881	15,282	6,257
United States	2,953	691	—

Total Revenue	$151,097	$121,925	$33,568

Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net Loss	$(3,798)	$(3,857)	$(13,546)
Incremental fair value of securities offered to induce warrants exercise	—	—	(647)
Dividend declared on preferred shares Series B	(108)	(108)	—
Undistributed loss attributable to Series C participating preferred shares	622	587	—

Loss attributable to common stockholders	$(3,284)	$(3,378)	$(14,193)

Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	41,409,433	32,677,318

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	41,409,433	32,677,318

Basic net loss per share	$(0.08)	$(0.08)	$(0.43)

Diluted net loss per share	$(0.08)	$(0.08)	$(0.43)

Description Of Organization And Business Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012
Description of Organization and Business Operations [Abstract]
Entity Date Of Incorporation		Mar 14, 2008
Initial Offering Completion Date		Jul. 1, 2008
Vessel Acquisition Consumation Date		May 28, 2010
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Series C Convertible Preferred Stock	1,000
Navios Holdings Voting Power of Navios Acquisition		45.00%
Navios Holdings Economic Interest of Navios Acquistion		53.70%
Shares of Common Stock Outstanding		40,517,413
Preferred Stock Shares Outstanding		4,540
Convertible Preferred Stock		600
Public Warrants Outstanding		6,037,994
Units Included In Shares and Warrants		12,752

Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012
Basis Presentation [Abstract]
Decrease in Net Cash Used in Investing Activities due to revision		$ 3,739,000	$ 1,179,000
Decrease in the change in Due to Related Parties due to revision		3,739,000	1,179,000
Noncash Disclosure Acquisition of Vessels revision		2,529,000	1,210,000
Noncash Disclosure Vessel Deposits Revision		789,000	390,000
Restricted Cash [Abstract]
Restricted Cash Vessel Deposits Portion	10,075,000	29,491,000
Restricted Cash, Debt Service Portion	11,088,000	2,723,000
Vessels, net [Abstract]
Scrap Value per Lightweight Ton	285
Vessels Estimated Usefull Life	25 years
Deposits for vessels acquisitions [Abstract]
Capitalized interest included in deposits for the acquisition of vessels	14,240,000	11,449,000
Impairment of Long-lives Assets [Abstract]
Management Fees Assumed Annual Increase	3.00%
Utilization Rate	98.60%
Managment Agreement Current Rates Expiry Date	May 28, 2014
Deferred financing costs [Abstract]
Amortization and write-offs of deferred finance cost	2,820,000	3,188,000	3,456,000
Preferred shares Series D [Abstract]
Series D Convertible Preferred Stcok Issued August 31, 2012					300
Series D Convertible Preferred Stock Issued October 31, 2012				300
Preferred Shares Series D Aggregate Number Shares	600
Series D Convertible Stock	6,000,000
Series D Convertible Preferred Stock Dividend Rate Per Annum	6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme	30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option	prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Stock Redemption Scheme	18 months after the issuance, at par payable at up to 12 equal quarterly installments
Deferred Drydock and Special Survey Costs [Abstract]
Dry Dock Schedule in months	30
Special Survey Schedule in months	60
Amortization of dry dock and special survey costs	2,622,000	633,000	0
Accumulated Amortization Dry Dock	3,255,000	633,000
Provisions [Abstract]
Daily Management Fee Chemical	6,000
Daily Management Fee MR2	6,000
Daily Management Fee LR1	7,000
Daily Management Fee VLCC	10,000
Management fees [Abstract]
Daily Management Fee Chemical	6,000
Daily Management Fee Mr 2	6,000
Daily Management Fee Lr1	7,000
Daily Management Fee Vlcc	10,000
Management Agreement Date	May 28, 2010
Management Agreement Amendment Date	May 4, 2012
Managment Agreement Current Rates Expiry Date	May 28, 2014
Fixed Dry Dock and Special Survey Fees for MR2 and LR1 Product Tankers	$ 300,000
Deferral of Reimbursment of DryDocking and Extraordinary Expenses Start Date	Mar 30, 2012
Reimbursment of DryDocking and Extraordinary Expenses Max Reimbursment Date	Jan 4, 2014
Dry Docking and Extraodinary Fees Deferral Charge	1% per annum over LIBOR
Deferral of Fixed Management Fees Start Date	Sep 28, 2012
Fixed Management Fees Expenses Max Reimbursment Date	Dec 31, 2014
Fixed Management Fees Deferral Charge	1% per annum over LIBOR
General And Administrative Expenses [Abstract]
Administrative Services Agreement Date	May 28, 2010
Administrative Services Agreement Expiration Date	May 28, 2015
Dalian Ocean Shipping Co [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	43.30%	43.90%	12.90%
Blue Light Chartering Inc [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		11.50%	10.90%
Jacob Tank Chartering GMBH &CO. KG [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		11.30%	42.50%
Sk Shipping Company Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			18.60%
Formosa Petrochemical Corporation [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1			12.90%
Stx Panocean Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	10.70%

Summary Of Significant Accounting Policies (Details2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aegean Sea Maritime Holdings Inc [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Amorgos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Andros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Anthikithira Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		06/07-12/31/2011
Antiparos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Amindra Shipping Co. [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		04/28-12/31/2011
Crete Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Folegandros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/26 - 12/31/2010
Ikaria Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Ios Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Kithira Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		06/07-12/31/2011
Kos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Mytilene Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Navios Maritime Acquisition Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			01/01 -12/31/2010
Navios Acquisition Finance (U.S.) Inc. [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Co-Issuer
Country of Incorporation	Delaware
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/05-12/31/2010
Rhodes Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Serifos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/26 -12/31/2010
Shinyo Dream Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Kannika Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Kieran Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Loyalty Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Navigator Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Ocean Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Saowalak Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Sifnos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Skiathos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Skopelos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Syros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Thera Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Tinos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Oinousses Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011
Psara Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011
Anitpsara Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011

Initial Vessel Acquisition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	5 Months Ended
	May 25, 2010	May 28, 2010
Initial Vessel Acquisition [Abstract]
Number of Vessels Acquired During Initial Acquisition	13
Number of Product Tanker Acquired during Initial Acquisition	11
Number of Chemical Tankers Acquired during Initial Acquisition	2
Aggregate Purchase Price Initial Acquisition	$ 457,659
Common Stock Redeemed Number Common Stock		10,021,399
Initial Acquisition Total Cash	128,659
Inititial Acquisition Total Debt	329,000
Redemption of Common Stock		99,312
Deferred underwritters expenses		8,855
Cash Reimbursed To Navios Holdings Initial Acquisition		76,485
First Equity Installment Initial Acquisition		38,763
Trust Account Balance Released To Navios Acquisition		$ 66,118

Initial Vessel Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Initial Vessel Acquisition [Abstract]
Restricted cash	$ 35,596	$ 0	$ 0	$ 35,596
Deposits for vessel acquisitions	174,411	0	0	174,411
Purchase options	3,158	0	0	3,158
Debt assumed	(132,987)	0	0	(132,987)
Long term liabilities	(3,158)	0	0	(3,158)
Accrued expenses	(112)	0	0	(112)
Total	76,908	0	0	76,908
Cash paid, net of cash received of $57	76,428	0	0	76,428
Payable to Navios Holdings	480	0	0	480
Total	$ 76,908	$ 0	$ 0	$ 76,908

VLCC Acquisition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 17, 2010	Sep. 10, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination [Abstract]
Vlcc Acquisition, Cash Consideration		$ 134,270		$ 0	$ 0	$ 134,270
Shares Issued In Business Acquisition, Number Common Stock		1,894,918
Fair Value Common Shares VLCC Acquisition		10,745
Shares Deposited In Escrow Account Vlcc Acquisition		1,378,122
Share Opening Price Date Acquisition		$ 5.67
Transaction costs				0	0	8,019
Fair Value of the 3,000 preferred shares				0	0	5,619
Preferred Shares Vlcc Transaction Costs Number Of Shares	3,000
VLCC Acquisition Shares Released to Sellers from Escrow			1,160,963
Shares returned to Navios Acquisition in settlement of claims, number of stock			217,159
Vlcc Acquisition Revenue Contribution						26,592
Vlcc Acquisition Net Loss Contribution						$ (8,838)

VLCC Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Purchase price: [Abstract]
Cash consideration	$ 134,270	$ 0	$ 0	$ 134,270
Equity issuance		0	0	9,513
Total purchase price		0	0	143,783
Fair Value of assets and liabilities acquired
Vessels		0	0	419,500
Deposits for vessel acquisitions		0	0	62,575
Favorable lease terms		0	0	57,070
Current Assets including cash of $32,232		0	0	35,716
Current liabilities		0	0	(16,387)
Long-term debt assumed (including current portion)		0	0	(410,451)
Unfavorable lease terms		0	0	(5,819)
Fair value of net assets acquired		0	0	142,204
Goodwill		$ 0	$ 0	$ 1,579

VLCC Acquisition (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
VLCC Acquisition Favorable Lease Terms Acquired
Acquired Finite Lived Intangible Assets
VLCC Acquisition Intangible Assets Weighted Average Amortization (years)	12 years 6 months
VLCC Acquisition Intangible Assets Annual Amortization	$ (4,566)
VLCC Acquisition Unfavorable Lease Terms Acquired
Acquired Finite Lived Intangible Assets
VLCC Acquisition Intangible Assets Weighted Average Amortization (years)	8 years 6 months
VLCC Acquisition Intangible Assets Annual Amortization	$ 683

VLCC Acquisition (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 10, 2010
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Net [Abstract]
Favorable lease terms	$ 51,233	$ 59,879	$ 57,070
Unfavorable lease terms	(4,245)	(4,928)	(5,819)
Total			$ 51,251

Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 6,348	$ 8,333
Short-term deposits	36,498	32,967
Total cash and cash equivalents	$ 42,846	$ 41,300	$ 61,360	$ 87

Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Restricted Cash Vessel Deposits Portion	$ 10,075	$ 29,491
Restricted Cash Debt Service Portion	$ 11,088	$ 2,723

Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Account Receivable, Net [Abstract]
Accounts receivable	$ 5,103	$ 6,478
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 5,103	$ 6,478

Accounts Receivable, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 19, 2012	Oct. 28, 2011
Account Receivable, Net [Abstract]
Settlement Agreement Amount			$ 4,909
Compensation for Early Termination			3,704
Early Termination Compensation, Amount Received on December 19, 2012		500
Receivable for Early Termination Short Term	487
Receivable for Early Termination Long Term	$ 897

Vessels, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	$ 774,624	$ 529,659
Vessel, additions	166,114	244,965
VLCC Acquisition (see note 4)	0	0	419,500
Vessels, Ending Balance	940,738	774,624	529,659
Cost [Member]
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	816,736	538,751
Vessel, additions	207,795	277,985
Vessels, Ending Balance	1,024,531	816,736
Accumulated Depreciation [Member]
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	(42,112)	(9,092)
Vessel, additions	(41,681)	(33,020)
Vessels, Ending Balance	$ (83,793)	$ (42,112)

Vessels, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions And Disposals [Line Items]
Vessel Improvements		$ 7,834
Deposits for vessels acquisitions	276,142	245,567
Vessel Deposits Financed Through Loans	204,014	167,152
Vessel deposits financed through the issuance of preferred shares		825
Payments for deposits for vessel acquisition and capital interest	142,119	78,495	89,843
Deposits For Vessel Acquisition Transferred to Vessel	114,270	134,752
Capitalized Interest	14,240	11,450
Nave Estela [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan 20, 2012
Total Vessel Acquisition Cost	44,643
Cash Paid For Vessel Acquisition	11,023
Transferred From Vessel Deposits	33,620
Tonnage	75,000
Nave Atria [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul 31, 2012
Total Vessel Acquisition Cost	37,583
Cash Paid For Vessel Acquisition	8,997
Transferred From Vessel Deposits	28,586
Tonnage	49,992
Nave Cassiopeia [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Aug 31, 2012
Total Vessel Acquisition Cost	43,827
Cash Paid For Vessel Acquisition	27,315
Transferred From Vessel Deposits	13,512
Series D Preferred Stock issued for vessel acquisition	3,000
Tonnage	74,711
Nave Cetus [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Oct 30, 2012
Total Vessel Acquisition Cost	44,018
Cash Paid For Vessel Acquisition	27,545
Transferred From Vessel Deposits	13,473
Series D Preferred Stock issued for vessel acquisition	3,000
Tonnage	74,581
Nave Aquila [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Nov 9, 2012
Total Vessel Acquisition Cost	37,765
Cash Paid For Vessel Acquisition	12,686
Transferred From Vessel Deposits	25,079
Tonnage	49,991
Nave Polaris [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan 27, 2011
Total Vessel Acquisition Cost	31,774
Cash Paid For Vessel Acquisition	4,533
Transferred From Vessel Deposits	27,241
Tonnage	25,145
Shinyo Kieran [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun 8, 2011
Total Vessel Acquisition Cost	119,443
Cash Paid For Vessel Acquisition	29,298
Transferred From Vessel Deposits	90,145
Tonnage	297,066
Bull [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul 12, 2011
Total Vessel Acquisition Cost	0
Cash Paid For Vessel Acquisition	42,430
Transferred From Vessel Deposits	0
Tonnage	50,542
Favorable Lease Terms Recognized	5,128
Amount classified as vessels, net	37,302
Buddy [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul 18, 2011
Total Vessel Acquisition Cost	0
Cash Paid For Vessel Acquisition	42,490
Transferred From Vessel Deposits	0
Tonnage	50,470
Favorable Lease Terms Recognized	5,219
Amount classified as vessels, net	37,271
Nave Andromeda [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Nov 14, 2011
Total Vessel Acquisition Cost	44,319
Cash Paid For Vessel Acquisition	26,953
Transferred From Vessel Deposits	$ 17,366
Tonnage	75,000

Deferred Finance Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Deferred finance costs, beginning balance	$ 24,819	$ 18,178
Deferred Finance Costs, Additions	42	10,929
Capitalized into vessel deposits	(879)	(766)
Amortization	(3,255)	(2,587)
Deferred charges written-off	0	(935)
Deferred finance costs, ending balance	$ 20,727	$ 24,819

Deferred Finance Costs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Bond Premium Amortization Income	$ 435	$ 334
Deferred Fees Written Off	$ 0	$ 935

Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 61,598	$ 64,756
Accumulated Amortization	(14,610)	(6,647)
Transfer to Vessel Deposits		(3,158)
Net Book Value	46,988	54,951
Purchase Options [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		3,158
Transfer to Vessel Deposits		(3,158)
Favorable Lease [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	67,417
Accumulated Amortization	(16,184)	(7,538)
Net Book Value	51,233	59,879
Total Intangible Assets [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	67,417	70,575
Accumulated Amortization	(16,184)	(7,538)
Transfer to Vessel Deposits		(3,158)
Net Book Value	51,233	59,879
Unfavorable Lease Terms [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(5,819)	(5,819)
Accumulated Amortization	1,574	891
Net Book Value	$ (4,245)	$ (4,928)

Intangible Assets Other Than Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms charter-out	$ 683	$ 683	$ 208
Favorable lease terms charter-out	(8,646)	(6,302)	(1,236)
Total	$ (7,963)	$ (5,619)	$ (1,028)

Intangible Assets Other Than Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	$ (7,963)
Year Two	(6,868)
Year Three	(4,276)
Year Four	(4,229)
Year Five	(2,162)
Thereafter	(21,490)
Net Book Value	(46,988)	(54,951)
Unfavorable Lease Terms [Member]
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	684
Thereafter	828
Net Book Value	4,245	4,928
Favorable Lease Terms [Member]
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Within One Year	(8,646)
Year Two	(7,551)
Year Three	(4,959)
Year Four	(4,913)
Year Five	(2,846)
Thereafter	(22,318)
Net Book Value	$ (51,233)	$ (59,879)

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Begining Balance	$ 1,579	$ 1,579
Ending Balance	$ 1,579	$ 1,579

Accounts Payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable [Abstract]
Creditors	$ 226	$ 51
Brokers	820	614
Professional and legal fees	231	356
Total accounts payable	$ 1,277	$ 1,021

Dividend Payable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 04, 2013	Oct. 03, 2012	Jul. 03, 2012	Apr. 05, 2012	Jan. 05, 2012
Dividend Payable [Abstract]
Dividend Declaration Date		Nov 9, 2012	Aug 13, 2012	May 4, 2012	Feb 13, 2012	Nov 7, 2011
Dividend Per Share		0.05	0.05	0.05	0.05	0.05
Total Dividend Paid		$ 2,410	$ 2,410	$ 2,410	$ 2,410	$ 2,421
Dividend paid to stock holders of record		2,026	2,026	2,026	2,026	2,037
Record Date		Dec 19, 2012	Sep 19, 2012	Jun 20, 2012	Mar 22, 2012	Dec 15, 2011
Dividend Paid to Holders of 1,000 Series C shares		384	384	384	384	384
Dividend Paid to Holders of 540 Series B Preferred Stock	$ 108

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 2,811	$ 1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163
Total accrued expenses	$ 12,951	$ 15,492

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	$ 137,383	$ 115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V.	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943
Ship Mortgage Notes	505,000	505,000
Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028
Total long-term borrowings	$ 974,362	$ 833,483

Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ship Mortgage Notes [Abstract]
Ship Mortgage Notes Issuance Date	Oct 1, 2010
Ship Mortgage Notes Face Amount	$ 400,000
Ship Mortgage Notes Interest Rate	8.63%
Ship Mortgage Notes Due Date	Nov 1, 2017
Ship Mortgage Notes Redemption Scheme	1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 bps and (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Existing Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Existing Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Existing Notes remains outstanding after such redemption.
Ship Mortgage Notes Repurchase Scheme	some or all of the Existing Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date
Ship Mortgage Notes Registration Statement Effective Date	Jan 31, 2011
Ship Mortgage Notes Exchange Offer Start Date	Feb 2, 2011
Ship Mortgage Notes Exchange Offer End Date	Mar 2, 2011
Ship Mortgage Notes Percentage Exchanged	100.00%
Additional Notes Issuance Date	May 26, 2011
Additional Notes Face Amount	105,000
Additional Notes Interest Rate	8.63%
Additional Notes Due Date	Nov 1, 2017
Additional Notes Sold At	102.25% plus accrued interest from May 1, 2011
Additional Notes Registration Statement Filing Date	Jul 28, 2011
Additional Notes Registration Statement Effective Date	Aug 22, 2011
Additional Notes Exchange Offer Start Date	Aug 24, 2011
Additional Notes Exchange Offer End Date	Sep 23, 2011
Percentage Additional Notes Exchanged	100.00%
Amortization of the bond premium	435	334
Debt Instrument [Line Items]
Second Amendment Date Loan With Related Party	Oct 21, 2010
Amendment Date Loan With Related Party	Nov 8, 2011
Maturity Date Loan With Related Party	Dec 31, 2014
Borrowings General [Abstract]
Long Term Debt Amount Available To Be Drawn	89,467
Weighted Average Interest Rate	3.25%	3.16%
Weighted Average Debt	486,247	327,174
Credit Facilities Financial Covenants	(i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2013 and thereafter
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	150,000
Debt Instrument Issuance Date	Apr 7, 2010
Number Of Tranches	6
Amount Per Tranche	25,000
Vessels Partially Financed	two chemicals and four product tankers
Repayment Start Date	six months after delivery of respective vessel
Repayment Terms	12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date
Interest rate	LIBOR plus 250 bps
Outstanding Amount	137,383
Amount Remaining to be drawn	7,367
BNP Paribas S.A. and DVB Bank SE [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	75,000
Debt Instrument Issuance Date	Apr 8, 2010
Number Of Tranches	3
Amount Per Tranche	25,000
Vessels Partially Financed	three product tankers
Repayment Start Date	six months after delivery of respective vessel
Repayment Terms	repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date
Interest rate	LIBOR plus 250 bps
Outstanding Amount	58,361
Amount Remaining to be drawn	16,639
DVB Bank S.E. and ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,000
Debt Instrument Issuance Date	May 28, 2010
Number Of Tranches	2
Amount Per Tranche	26,000
Vessels Partially Financed	two product tankers
Repayment Start Date	three months after the delivery date of respective vessel
Repayment Terms	24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date
Interest rate	LIBOR plus 275 bps
DVB Bank S.E. and ABN AMRO Bank N.V. first repayment date	Dec 29, 2011
Dvb Abn First Prepayment Amount	2,500
DVB BANK S.E. and ABN AMRO N.V. Bank Prepayment Scheme After First Prepayment	in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
DVB Bank S.E. and ABN AMRO Bank N.V. Second Prepayment Date	Dec 31, 2012
DVB S.E. and ABN AMRO Bank N.V. Second Prepayment Amount	500
DVB BANK S.E. and ABN AMRO N.V. Repayment Scheme After Second Prepayment	in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
Outstanding Amount	42,034
Cyprus Popular Bank Public Co Ltd [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	80,000
Debt Instrument Issuance Date	Sep 7, 2010
Vessels Partially Financed	two product tankers
Interest rate	LIBOR plus 275 bps
Outstanding Amount	32,400
Amendment Date	Sep 7, 2012
Reduced Facility Amount	32,400
CPB Amendment Date	Dec 31, 2012
Eurobank Ergasias S.A. $52.2 million [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,200
Debt Instrument Issuance Date	Oct 26, 2010
Debt Instrument Face Amount Drawn	51,600
Number Of Tranches	2
Amount Per Tranche	26,100
Amount Per Tranche B	25,500
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after delivery of respective vessel
Repayment Terms	32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date.
Interest rate	LIBOR plus (i)plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Outstanding Amount	49,209
Eurobank Ergasias S.A. $52.0 million [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,000
Debt Instrument Issuance Date	Dec 6, 2010
Debt Instrument Face Amount Drawn	46,200
Number Of Tranches	2
Amount Per Tranche	23,100
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after delivery of respective vessel
Repayment Terms	32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date
Interest rate	LIBOR plus 300 bps
Outstanding Amount	45,894
ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	55,100
Debt Instrument Issuance Date	Jul 8, 2011
Debt Instrument Face Amount Drawn	54,750
Number Of Tranches	2
Amount Per Tranche	27,550
Vessels Partially Financed	two MR2 product tankers
Repayment Start Date	October 2011
Repayment Terms	12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date
Interest rate	LIBOR plus 325 bps
Outstanding Amount	47,298
Outstanding Amount Per Tranche	23,649
DVB Bnak S.E. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	51,000
Debt Instrument Issuance Date	Dec 7, 2011
Number Of Tranches	2
Amount Per Tranche	25,500
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after the delivery of the respective vessel
Repayment Terms	28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayement date
Interest rate	LIBOR plus 270 bps
Amount Remaining to be drawn	51,000
Norddeutsche Landesbank Girozentrale [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	28,125
Debt Instrument Issuance Date	Dec 29, 2011
Vessels Partially Financed	one MR2 product tanker
Repayment Start Date	three months after the delivery of the vessels
Repayment Terms	32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate	LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount	24,971
Amount Remaining to be drawn	3,154
DVB Bank SE and Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	56,250
Debt Instrument Issuance Date	Dec 29, 2011
Number Of Tranches	2
Amount Per Tranche	28,125
Vessels Partially Financed	two MR2 product tanker
Repayment Start Date	three months after the delivery of the vessels
Repayment Terms	32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate	of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount	49,943
Amount Remaining to be drawn	6,307
Navios Holdings Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,000
Debt Instrument Issuance Date	Sep 7, 2010
Interest rate	LIBOR plus 300 bps
Outstanding Amount	35,000
Amount Remaining to be drawn	5,000
Navios Holdings Facility Extended Maturity	December 2014
Second Amendment Date Loan With Related Party	Oct 21, 2010
Amendment Date Loan With Related Party	Nov 8, 2011
Arrangement Fee Related Party	$ 400

Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual Obligation Fiscal Year Maturity Schedule [Abstract]
December 31, 2013	$ 19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014
Total	$ 992,493	$ 843,383

Fair Value Of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value By Balance Sheet Grouping [Table]
Cash and cash equivalents	$ 42,846	$ 41,300	$ 61,360	$ 87
Cash and cash equivalents Fair Value Disclosure	42,846	41,300
Restricted Cash	21,163	32,214
Restricted Cash Fair Value Disclosure	21,163	32,214
Accounts receivable, net	5,103	6,478
Accounts receivable, net Fair Value Disclosure	5,103	6,478
Accounts payable	1,277	1,021
Accounts payable Fair Value Disclosure	1,277	1,021
Ship mortgage notes and premium	506,593	507,028
Ship mortgage notes and premium Fair Value Disclosure	482,275	385,088
Other Long-term debt	487,493	338,383
Other Long-term debt Fair Value Disclosure	487,493	338,383
Loans due to related party	35,000	40,000
Loans due to related party Fair Value Disclosure	35,000	40,000
Due to related parties, short term	27,815	43,616
Due to related parties short term Fair Value Disclosure	27,815	43,616
Due to related parties, long term	57,701
Due to related parties, long term Fair Value Disclosure	$ 57,701

Fair Value Of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	$ 42,846	$ 41,300
Restricted Cash Fair Value Disclosure	21,163	32,214
Ship mortgage notes and premium Fair Value Disclosure	482,275	385,088
Other Long-term debt Fair Value Disclosure	487,493	338,383
Loans due to related party Fair Value Disclosure	35,000	40,000
Due to related parties, long term Fair Value Disclosure	57,701
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	42,846
Restricted Cash Fair Value Disclosure	21,163
Ship mortgage notes and premium Fair Value Disclosure	482,275
Fair Value Inputs Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other Long-term debt Fair Value Disclosure	487,493
Loans due to related party Fair Value Disclosure	35,000
Due to related parties, long term Fair Value Disclosure	$ 57,701

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437
Total minimum lease revenue, net of commissions	$ 865,306

Transaction With Related Parties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with related parties [Abstract]
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Dividend Paid To Navios Holdings		$ 1,536	$ 768
Dividend Payable To Navios Holdings		384	384
The Navios Holdings Credit Facility [Abstract]
Loan With Related Party		40,000
Margin Loan with Related Party		LIBOR plus 300 bps
Amendment Date Loan With Related Party		Nov 8, 2011
Maturity Date Loan With Related Party		Dec 31, 2014
Second Amendment Date Loan With Related Party		Oct 21, 2010
Outstanding Loan Due To Related Party Total		35,000	40,000
Interest Expense Related Party		1,164	710	236
Accrued Interest Expense Related Party Loan		1	62	0
Management Fees [Abstract]
Management Agreement Date		May 28, 2010
Daily Management Fee Chemical		6
Daily Management Fee Mr 2		6
Daily Management Fee Lr1		7
Daily Management Fee Vlcc		10
Management Agreement Amendment Date		May 4, 2012
Managment Agreement Current Rates Expiry Date		May 28, 2014
Fixed Dry Dock Special Survey Fee Product Tankers		300
Deferral Payment Drydock		Mar 30, 2012
Deferral Payment Drydock Max Date		Jan 4, 2014
Deferral Drydock Fee Charge		1% per annum over LIBOR
Deferral Management Fees Start Date		Sep 28, 2012
Deferral Management Fees Max Date		Dec 31, 2014
Fixed Management Fees Deferral Charge		1% per annum over LIBOR
Management fees		47,043	35,679	9,752
General Administrative Expenses [Abstract]
Administrative Services Agreement Date		May 28, 2010
Administrative Services Agreement Expiration Date		May 28, 2015
Administrative Fees		2,110	1,527	407
Balance Due To Related Parties [Abstract]
Due to related parties, short term		27,815	43,616
Due To Related Parties Long Term		57,701
Due To Related Parties Total		$ 85,516	$ 43,616

Commitments And Contigencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment and Contigencies [Abstract]
December 31, 2013	$ 69,170
December 31, 2014	35,880
Total	$ 105,050

Preferred And Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012	Nov. 19, 2010	Oct. 29, 2010	Sep. 17, 2010	Sep. 02, 2010
Preferred Stock General [Abstract]
Preferred Stock Shares Authorized		10,000,000	10,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Series C [Abstract]
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Common Stock Convertion Ratio	7,676
Fair Value Series C Preferred Stock	$ 30,474
Common Stock Price on March 30, 2011	$ 3.97
Preferred Series A [Abstract]
Series A Convertible Preferred Stock number of stock issued									3,000
Series A Convertible Preferred Stock fair value									5,619
Series A Preferred Stock Fair Value recorded as Transaction Costs									5,619
Series A Convertible Preferred Stock Distribution Scheme									in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015
Series A Convertible Preferred Stock convertion price after distribution									$ 35
Automatic Conversion Price Series Preferred Stock									$ 25
Preferred Series B [Abstract]
Series B Convertible Preferred Stock number of shares issued								540
Series B Convertible Preferred Stock Fair Value								1,649
Series B Convertible Preferred Stock Dividend per annum								2.00%
Series B Convertible Preferred Stock Dividend Start Payment Date								Jan. 01, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011
Series B Convertible Preferred Stock Convertion Scheme								30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock
Preferred Stock Outstanding
Preferred Stock Shares Issued		4,540	4,540
Convertible preferred stock		600
Fees incurred in connection with issuance preferred stock		0	0	1,805
Redeemable Convertible Preferred Stock [Abstract]
Series D Convertible Preferred Stcok Issued August 31, 2012						300
Series D Convertible Preferred Stock Issued October 31, 2012					300
Series D Convertible Preferred Stock Aggregate Number of Shares		600
Series D Convertible Preferred Stock 600 shares issued and outstanding with $6,000 redemption amount		6,000
Series D Convertible Preferred Stock Dividend Rate Per Annum		6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme		30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option		prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Preferred Stock Redemption Scheme		18 months after the issuance, at par payable at up to 12 equal quarterly installments
Common Stock [Abstract]
Common Stock Issued During Public Offering November 2010							6,500,000
Common Stock Issued During Public Offering November 2010 Price per Share							$ 5.5
Gross Proceeds Common Stock Public Offering November 2010							35,750
Public Offering November 2010 Underwritting discount							1,787
Public Offering November 2010 Offering Costs							561
Public Offering November 2010 Proceeds Including Underwritting Discount and Excluding Offering Costs							33,963
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Preferred Shares Issued, Net Expenses, Number Preferred Stock	1,000
Common Stock Shares Authorized		250,000,000	250,000,000
Common Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001
Warrants [Abstract]
Number of Public Warrants Exercised on a Cashless Basis										19,246,056
Percentage Outstanding Warrants Exercised										76.13%
Cashless Excersise Exchange Rate										4.25 public warrants for one share of common stock
Warrant Program Gross Proceeds										78,342
Public Warrants Exercised Cash Basis										15,950
Private Warrants Exercised Cash Basis										13,850,000
Warrant Program Cash Exercise Price										$ 5.65
Total Expenses Associated With Warrant Program										3,364
Warrants Exercised By Officers Of Navios Acquisition										15,000
Warrants Exercised by Directors of Navios Acquisition										75,000
Shares of Common Stock Issued During Warrant Program										18,412,053
Public Warrants Outstanding		6,037,994		6,037,994
Number of Units Included In Warrants		12,752
Incremental Fair Value Securities Offered To Induce Warrants Exercised		$ 0	$ 0	$ 647

Preferred And Common Stock (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]
Temporary Equity Line Items
Begining Balance	$ 100,289	$ 0
Begining Balance	10,119,999	0
Common Stock Redeemed	(99,312)
Common Stock Redeemed Shares	(10,021,399)
Common Stock Not Redeemed	(977)
Common Stock Not Redeemed Number of Shares	(98,600)
Issuance of preferred stock subject to redemption Number of Shares		600
Issuance of preferred stock subject to redemption Amount		6,000
Ending Balance	$ 0	$ 6,000
Ending Balance	0	600

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Asia	$ 131,263	$ 105,952	$ 27,311
Europe	16,881	15,282	6,257
United States	2,953	691
Total Revenue	$ 151,097	$ 121,925	$ 33,568

Loss Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended
	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010
Earnings Per Share [Abstract]
Contingently Returnable Shares Excluded from Calculations of Average Number of Shares					1,378,122
Shares returned to Navios Acquisition in settlement of claims, number of stock	217,159
Vlcc Acquisition Shares Released to Sellers from Escrow	1,160,963
Incremental Fair Value Securities Offered To Induce Warrants Exercised		$ 0	$ 0	$ 647

Loss Per Common Share (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss	$ (3,798)	$ (3,857)	$ (13,546)
Incremental fair value of securities offered to induce warrants exercise	0	0	(647)
Dividend declared on preferred shares Series B	(108)	(108)	0
Undistributed loss attributable to Series C participating preferred shares	622	587	0
Net loss attributable to common stockholders	$ (3,284)	$ (3,378)	$ (14,193)
Denominator for basic net loss per share weighted average shares	40,517,413	41,409,433	32,677,318
Denominator for diluted net loss per share adjusted weighted average shares	40,517,413	41,409,433	32,677,318
Basic net loss per share	$ (0.08)	$ (0.08)	$ (0.43)
Diluted net loss per share	$ (0.08)	$ (0.08)	$ (0.43)

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended
	Feb. 26, 2013	Feb. 21, 2013	Feb. 13, 2013	Feb. 07, 2013	Jan. 24, 2013
Offerings February 2013 [Abstract]
Total Number of Shares Issued During Multiple Offerings February 2013	35,241,791
Price Per Share Offerings February 2013	$ 2.85
Total Gross Proceeds Multiple Offerings February 2013	$ 100,453
Shares Issued First Offering February 2013		7,719,300
Gross Proceeds First Offering February 2013		22,000
Agents's Fees First Offering February 2013		880
Estimated Offering Costs First Offering February 2013		320
Net Proceeds Including Agents' Fees and Excluding Estimated Offering Costs First Offering February 2013		21,120
Shares Issued Second Offering February 2013	9,825,000
Gross Proceeds Second Offering February 2013	28,001
Agents' Fees Second Offering February 2013	1,120
Estimated Offering Costs Second Offering February 2013	320
Net Proceeds Including Agents' Fees and Excluding Estimated Offering Costs Second Offering February 2013	26,881
Shares Private Placement February 2013	17,702,491
Gross Proceeds Private Placement February 2013	50,452
Agents' Fees Private Placement February 2013	2,018
Net Proceeds Excluing Agents' Fees Private Placement February 2013	$ 48,434
Nave Rigel Delivery [Abstract]
Nave Rigel Tonnage			74,673
Nave Rigel Hire Rate			$12 net per day plus 50% profit sharing based on a formula
Number of Series D Preferred Stock issued in partial settlement of purchase price of Nave Rigel			300
Dividend Declared Q4 2012 [Abstract]
Dividend Per Share Declared Q4 2012				$ 0.05
Dividend Payment Date				Apr 4, 2013
Dividend Paid to Holders Of Record Date				Mar 19, 2013
Nave Bellatrix Delivery [Abstract]
Nave Bellatrix Tonnage					49,999
Nave Bellatrix Hire Rate					$13 net per day plus 50% profit sharing
Nave Bellatrix Profit Sharing					the first $1 of profits above the base rate and the owner will receive next $1 of profits. Thereafter, all profits will be split equally to each party.
Nave Bellatrix Optional Year Hire					$15 net per day plus 50% profit sharing